Share Capital - Schedule of Share Capital (Details)		3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
		Apr. 04, 2025 shares	Apr. 30, 2024 shares	Jun. 01, 2025 shares	Jun. 30, 2025 MYR (RM) shares	Jun. 30, 2025 USD ($) shares	Dec. 13, 2024 MYR (RM) shares	Dec. 31, 2024 MYR (RM) shares	Dec. 31, 2024 USD ($) shares
Paid up capital:
At beginning of year		8,038	75		24,972	24,972	1,293	1,293	1,293
At beginning of year					RM 341,516,993	$ 81,068,434	RM 44,009,131	RM 44,009,131
Issuance of shares		24,783	86
At of end of year		6,477	58	24,569	708,761	708,761	237	24,972	24,972
At of end of year					RM 646,323,840	$ 153,422,708		RM 341,516,993	$ 81,068,434
Issuance of shares one [Member]
Paid up capital:
Issuance of shares	[1]							75	75
Issuance of shares	[1]							RM 11,184,232
Issuance of shares two [Member]
Paid up capital:
Issuance of shares	[2]							86	86
Issuance of shares	[2]							RM 21,054,616
Issuance of shares three [Member]
Paid up capital:
Issuance of shares	[3]							272	272
Issuance of shares	[3]							RM 22,764,893
Issuance of shares four [Member]
Paid up capital:
Issuance of shares	[4]							107	107
Issuance of shares	[4]							RM 6,461,095
Issuance of shares five [Member]
Paid up capital:
Issuance of shares	[5]							133	133
Issuance of shares	[5]							RM 18,692,919
Issuance of shares six [Member]
Paid up capital:
Issuance of shares	[6]							381	381
Issuance of shares	[6]							RM 12,356,011
Issuance of shares seven [Member]
Paid up capital:
Issuance of shares	[7]							58	58
Issuance of shares	[7]							RM 12,968,353
Issuance of shares eight [Member]
Paid up capital:
Issuance of shares	[8]							13,104	13,104
Issuance of shares	[8]							RM 81,967,497
Issuance of shares nine [Member]
Paid up capital:
Issuance of shares	[9]							309	309
Issuance of shares	[9]							RM 3,402,472
Issuance of shares ten [Member]
Paid up capital:
Issuance of shares	[10]							3,398	3,398
Issuance of shares	[10]							RM 60,378,929
Issuance of shares eleven [Member]
Paid up capital:
Issuance of shares	[11]							80	80
Issuance of shares	[11]							RM 1,330,718
Issuance of shares twelve [Member]
Paid up capital:
Issuance of shares	[12]							5,391	5,391
Issuance of shares	[12]							RM 37,825,576
Issuance of shares thirteen [Member]
Paid up capital:
Issuance of shares	[13]							285	285
Issuance of shares	[13]							RM 7,120,551
Issuance of shares fourteen [Member]
Paid up capital:
Issuance of shares	[14]				28,818	28,818
Issuance of shares	[14]				RM 16,220,625	$ 3,850,411
Issuance of shares fifteen [Member]
Paid up capital:
Issuance of shares	[15]				31,260	31,260
Issuance of shares	[15]				RM 81,891,132	$ 19,439,109
Issuance of shares sixteen [Member]
Paid up capital:
Issuance of shares	[16]				21,618	21,618
Issuance of shares	[16]				RM 23,343,046	$ 5,541,113
Issuance of shares seventeen [Member]
Paid up capital:
Issuance of shares	[17]				50,743	50,743
Issuance of shares	[17]				RM 12,664,500	$ 3,006,267
Issuance of shares eighteen [Member]
Paid up capital:
Issuance of shares	[18]				396,826	396,826
Issuance of shares	[18]				RM 126,879,022	$ 30,118,219
Issuance of shares nineteen [Member]
Paid up capital:
Issuance of shares	[19]				146,326	146,326
Issuance of shares	[19]				RM 22,364,005	$ 5,308,711
Issuance of shares twenty [Member]
Paid up capital:
Issuance of shares	[20]				94	94
Issuance of shares	[20]				RM 242,045	$ 57,456
Issuance of shares twenty one [Member]
Paid up capital:
Issuance of shares	[21]				66	66
Issuance of shares	[21]				RM 450,449	$ 106,926
Issuance of shares twenty two [Member]
Paid up capital:
Issuance of shares	[22]				8,038	8,038
Issuance of shares	[22]				RM 20,752,023	$ 4,926,062

[1]	In January 2024, 75 (2,200,000 prior to 3 rounds of reverse share splits) ordinary shares were issued as part of our following offering at US$36,750 (US$ 1.25 per ordinary share prior to 3 rounds of reverse share splits), before deduction the discounts and expenses.
[2]	During February 2024 to April 2024, 86 (2,518,984 prior to 3 rounds of reverse share splits) ordinary shares were issued, in aggregate, to pursuant to the exercise of warrants.
[3]	In May 2024, 272 (8,000,000 prior to 3 rounds of reverse share splits) were issued to several third-party companies as prepayment for the development of proprietary softwares. The software under development - Vendor and Customer Relationship Management (“VCRM”) system and Cloud Management Platform (“CMP”).
[4]	In August 2024, 107 (3,138,113 prior to 3 rounds of reverse share splits) ordinary shares were issued for At-The-Market offering at the price ranged from US$7,350 to US$23,820 (US$ 0.25 to US$ 0.81 prior to 3 rounds of reverse share splits), before deduction the discounts and expenses.
[5]	On July 2 and July 12, 2024, 15 and 118 (434,783 and 3,465,820 prior to 3 rounds of reverse share splits, respectively) ordinary shares, were issued Boustead Securities LLC and Cogia GmbH as consideration for the acquisition of Socializer Messenger, an intellectual property that provides a highly secure messaging platform.
[6]	In March 2024, 381 (11,191,047 prior to 3 rounds of reverse share splits) ordinary shares were issued to Sichenzia Ross Ference Carmel LLP as consideration for services rendered to the Company.
[7]	In April 2024, 58 (1,697,447 prior to 3 rounds of reverse share splits) ordinary shares were issued to Exchange Listing, LLC at US$50,880 (US$ 1.73 per share prior to 3 rounds of reverse share splits) as a true up shares.
[8]	During August 8, 2024, until December 26, 2024, 1,897 (55,775,747 prior to 3 rounds of reverse share splits) and 11,207 (6,724,360 prior to both reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024
[9]	On September 24, 2024, US$ 1,000,000 convertible bridging notes had been converted to 309 (9,099,181 prior to 3 rounds of reverse share splits) ordinary shares at US$3,240 (US$ 0.11 per share prior to 3 rounds of reverse share splits).
[10]	In 2024, 1,763 (51,839,411 prior to 3 rounds of reverse share splits) and 1,635 (981,194 prior to both reverse share split) ordinary shares were issued to Codetext Limited as prepayment for services rendered to the Company.
[11]	On December 11, 2024, the Company issued 80 (48,316 prior to both reverse share split) ordinary shares to 3 independent directors as gratuity payment for their past services upon their resignation.
[12]	From July 16, 2024 until December 5, 2024, 456 (13,408,550 prior to 3 rounds of reverse share splits) and 4,935 (2,961,189 prior to both reverse share split) ordinary shares were issued to various investors between US$14,700 to US$55,290 (US$ 0.50 to US$ 1.88 per share prior to 3 rounds of reverse share splits).
[13]	From January 1, 2024 until December 13, 2024, 48 (1,398,625 prior to 3 rounds of reverse share splits) and 237 (142,224 prior to both reverse share split) ordinary shares were issued to executive director and independence director pursuant to their employment agreements.
[14]	From January 7, 2025, until June 1, 2025, 4,249 (2,549,431 prior to both reverse share splits) and 24,569 (737,061 prior to 1 to 30 reverse share split) ordinary shares were issued to some management staff, executive director and independence director pursuant to their employment agreements.
[15]	From January 8, 2025, until April 4, 2025, 24,783 (14,869,873 prior to both reverse share splits) and 6,477 (194,315 prior to 1 to 30 reverse share split) ordinary shares were issued to various investors between US$392 to US$1,200 (US$ 0.65 to US$ 6.32 per share prior to both reverse share splits).
[16]	During January 15, 2025, until April 3, 2025, 11,618 (6,970,607 prior to both reverse share splits) and 10,000 (300,000 prior to 1 to 30 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024
[17]	On June 12, 2025, 50,743 (1,522,288 prior to 1 to 30 reverse share split) ordinary shares were issued to various investor as share pledge to pursuant the friendly loan agreement.
[18]	On June 26, 2025, 396,826 (11,904,764 prior to 1 to 30 reverse share split) ordinary shares were issued to various investors in exchange of the 20% ownership in Quantgold Data Group Limited.
[19]	From January 15, 2025, until June 30, 2025, 16,947 (10,168,212 prior to both reverse share splits) and 129,378 (3,881,351 prior to 1 to 30 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to the exercise of warrants.
[20]	On January 7, 2025, 94 (56,180 prior to both reverse share splits) ordinary shares were issued to a third party, pursuant to the legal consultancy services agreement.
[21]	On January 9, 2025, 66 (39,370 prior to both reverse share splits) ordinary shares were issued to W capital Markets Pte. Ltd. to pursue the engagement letter to act as Arranger dated December 3, 2024.
[22]	From January 2, 2025, until January 7, 2025, 8,038 (4,822,810 prior to both reverse share splits) ordinary shares were issues to CEO Dato Hoo Voon Him, in aggregate, to pursuant the securities purchase agreement.